Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Statement [line items]
Cash outflows for leases	¥ 65.6	$ 9.3
Non-cash additions to right-of-use assets and lease liabilities	11.5	1.6
Operating lease rental income	¥ 11.9	$ 1.7	¥ 11.0
Bottom of range [member]
Statement [line items]
Land use rights, term	1 year	1 year
Operating lease term of contract	1 year	1 year
Top of range [member]
Statement [line items]
Land use rights, term	12 years	12 years
Operating lease term of contract	6 years	6 years